CONSOLIDATED STATEMENTS OF EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserve USD ($)	Statutory reserve CNY	Retained earnings USD ($)	Retained earnings CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Total shareholders' equity USD ($)	Total shareholders' equity CNY	Non-controlling interest USD ($)	Non-controlling interest CNY
Beginning Balance at Dec. 31, 2008		530,599		13,323		311,907		29,338		174,970		1,061		530,599
Beginning Balance (in shares) at Dec. 31, 2008				13,062,500
Net income (loss)		(18,960)								(18,963)				(18,963)		3
Capital contribution from non-controlling interest		273														273
Foreign currency translation adjustment		(68)										(68)		(68)
Ending Balance at Dec. 31, 2009		511,843		13,323		311,907		29,338		156,006		993		511,567		276
Ending Balance (in shares) at Dec. 31, 2009				13,062,500
Net income (loss)		39,695								40,783				40,783		(1,088)
Transfer to statutory reserve								5,857		(5,857)
Foreign currency translation adjustment		211										193		193		18
Ending Balance at Dec. 31, 2010		551,750		13,323		311,907		35,195		190,933		1,186		552,544		(794)
Ending Balance (in shares) at Dec. 31, 2010				13,062,500
Net income (loss)	3,342	21,038								21,081				21,081		(43)
Transfer to statutory reserve								2,246		(2,246)
Foreign currency translation adjustment		83										44		44		39
Ending Balance at Dec. 31, 2011	$ 91,020	572,871	$ 2,117	13,323	$ 49,557	311,907	$ 5,949	37,441	$ 33,329	209,768	$ 195	1,230	$ 91,147	573,669	$ (127)	(798)
Ending Balance (in shares) at Dec. 31, 2011			13,062,500